AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$4,595	$-	$-	$4,595

Available-for-sale - matures within one year:
Certificate of deposit	50	-	-	50
Government sponsored enterprises - fixed interest rate	963	-	(2)	961
Corporate debentures - fixed interest rate	15,680	14	(2)	15,692

	16,693	14	(4)	16,703
Available-for-sale - matures after one year through three years:
Certificate of deposit	4,606	-	(26)	4,580
Government debentures - fixed interest rate	2,175	7	-	2,182
Corporate debentures - fixed interest rate	18,280	54	(100)	18,234

	25,061	61	(126)	24,996
Available-for-sale - matures after three years through five years:
Certificate of deposit	351	-	(5)	346
Corporate debentures - fixed interest rate	201	-	(1)	200

	552	-	(6)	546

	$46,901	$75	$(136)	46,840

Reclassification of certain securities to long-term				16,785

				$30,055

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,535	$-	$-	$1,535

Available-for-sale - matures within one year:
Certificate of deposit	2,494	3	-	2,497
Government debentures - fixed interest rate	1,516	13	-	1,529
Government sponsored enterprises - fixed interest rate	455	-	(8)	447
Corporate debentures - fixed interest rate	5,274	35	-	5,309

	9,739	51	(8)	9,782
Available-for-sale - matures after one year through three years:
Certificate of deposit	2,735	1	(6)	2,730
Government debentures - fixed interest rate	2,260	-	(6)	2,254
Government sponsored enterprises - fixed interest rate	3,236	-	(2)	3,234
Corporate debentures - fixed interest rate	29,398	126	(62)	29,462

	37,629	127	(76)	37,680
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	4,465	17	(36)	4,446

Available-for-sale - matures after five years:
ARS	1,197	-	(136)	1,061

	$54,565	$195	$(256)	54,504

Reclassification of certain securities to long-term				25,571

				$28,933

Schedule Of Unrealized Loss On Investments
	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$961	$2	$961	$2
Corporate debentures	6,891	29	8,958	74	15,849	103

Certificate of deposit	4,431	30	249	1	4,680	31

	$11,322	$59	$10,168	$77	$21,490	$136

	December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$2,780	$10	$-	$-	$2,780	$10
Government debentures	2,255	6	-	-	2,255	6
Corporate debentures	13,523	76	4,127	22	17,650	98
ARS	-	-	1,061	136	1,061	136
Certificate of deposit	2,372	6	-	-	2,372	6

	$20,930	$98	$5,188	$158	$26,118	$256